                          VAN KAMPEN AMERICAN CAPITAL
                                 COMSTOCK FUND
  SUPPLEMENT DATED FEBRUARY 11, 1997, TO THE PROSPECTUS DATED APRIL 29, 1996,
   AS PREVIOUSLY SUPPLEMENTED ON JUNE 1, 1996, JULY 1, 1996, NOVEMBER 1, 1996
                              AND JANUARY 2, 1997

                          VAN KAMPEN AMERICAN CAPITAL
                              CORPORATE BOND FUND
 SUPPLEMENT DATED FEBRUARY 11, 1997, TO THE PROSPECTUS DATED DECEMBER 29, 1996

                          VAN KAMPEN AMERICAN CAPITAL
                              EMERGING GROWTH FUND
 SUPPLEMENT DATED FEBRUARY 11, 1997, TO THE PROSPECTUS DATED DECEMBER 29, 1996

                          VAN KAMPEN AMERICAN CAPITAL
                                ENTERPRISE FUND
  SUPPLEMENT DATED FEBRUARY 11, 1997, TO THE PROSPECTUS DATED APRIL 29, 1996,
   AS PREVIOUSLY SUPPLEMENTED ON JUNE 1, 1996, JULY 1, 1996, NOVEMBER 1, 1996
                              AND JANUARY 2, 1997

                          VAN KAMPEN AMERICAN CAPITAL
                           GLOBAL MANAGED ASSETS FUND
  SUPPLEMENT DATED FEBRUARY 11, 1997, TO THE PROSPECTUS DATED APRIL 29, 1996,
   AS PREVIOUSLY SUPPLEMENTED ON JUNE 1, 1996, JULY 1, 1996, NOVEMBER 1, 1996
                              AND JANUARY 2, 1997

                          VAN KAMPEN AMERICAN CAPITAL
                           GOVERNMENT SECURITIES FUND
  SUPPLEMENT DATED FEBRUARY 11, 1997, TO THE PROSPECTUS DATED APRIL 29, 1996,
   AS PREVIOUSLY SUPPLEMENTED ON JUNE 1, 1996, JULY 1, 1996, NOVEMBER 1, 1996
                              AND JANUARY 2, 1997

                          VAN KAMPEN AMERICAN CAPITAL
                             GOVERNMENT TARGET FUND
 SUPPLEMENT DATED FEBRUARY 11, 1997, TO THE PROSPECTUS DATED DECEMBER 29, 1996

                          VAN KAMPEN AMERICAN CAPITAL
                             GROWTH AND INCOME FUND
  SUPPLEMENT DATED FEBRUARY 11, 1997, TO THE PROSPECTUS DATED MARCH 29, 1996,
   AS PREVIOUSLY SUPPLEMENTED ON JUNE 1, 1996, JULY 1, 1996, NOVEMBER 1, 1996
                              AND JANUARY 2, 1997

                          VAN KAMPEN AMERICAN CAPITAL
                                  HARBOR FUND
  SUPPLEMENT DATED FEBRUARY 11, 1997, TO THE PROSPECTUS DATED APRIL 29, 1996,
   AS PREVIOUSLY SUPPLEMENTED ON JUNE 1, 1996, JULY 1, 1996, NOVEMBER 1, 1996
                              AND JANUARY 2, 1997

                          VAN KAMPEN AMERICAN CAPITAL
                        HIGH INCOME CORPORATE BOND FUND
 SUPPLEMENT DATED FEBRUARY 11, 1997, TO THE PROSPECTUS DATED DECEMBER 29, 1996

                          VAN KAMPEN AMERICAN CAPITAL
                        LIMITED MATURITY GOVERNMENT FUND
  SUPPLEMENT DATED FEBRUARY 11, 1997, TO THE PROSPECTUS DATED APRIL 29, 1996,
   AS PREVIOUSLY SUPPLEMENTED ON JUNE 1, 1996, JULY 1, 1996, NOVEMBER 1, 1996
                              AND JANUARY 2, 1997

                          VAN KAMPEN AMERICAN CAPITAL
                                   PACE FUND
 SUPPLEMENT DATED FEBRUARY 11, 1997, TO THE PROSPECTUS DATED OCTOBER 28, 1996,
        AS PREVIOUSLY SUPPLEMENTED ON NOVEMBER 1, 1996, JANUARY 2, 1997
                              AND JANUARY 21, 1997

                          VAN KAMPEN AMERICAN CAPITAL
                          REAL ESTATE SECURITIES FUND
  SUPPLEMENT DATED FEBRUARY 11, 1997, TO THE PROSPECTUS DATED APRIL 29, 1996,
   AS PREVIOUSLY SUPPLEMENTED ON JUNE 1, 1996, JULY 1, 1996, NOVEMBER 1, 1996
                              AND JANUARY 2, 1997

                          VAN KAMPEN AMERICAN CAPITAL
                                  RESERVE FUND
SUPPLEMENT DATED FEBRUARY 11, 1997, TO THE PROSPECTUS DATED SEPTEMBER 28, 1996,
                 AS PREVIOUSLY SUPPLEMENTED ON NOVEMBER 1, 1996

                          VAN KAMPEN AMERICAN CAPITAL
                           SMALL CAPITALIZATION FUND
 SUPPLEMENT DATED FEBRUARY 11, 1997, TO THE PROSPECTUS DATED FEBRUARY 28, 1996

                          VAN KAMPEN AMERICAN CAPITAL
                           HIGH YIELD MUNICIPAL FUND
  SUPPLEMENT DATED FEBRUARY 11, 1997, TO THE PROSPECTUS DATED MARCH 29, 1996,
   AS PREVIOUSLY SUPPLEMENTED ON JUNE 1, 1996, JULY 1, 1996, NOVEMBER 1, 1996
                              AND JANUARY 2, 1997

                          VAN KAMPEN AMERICAN CAPITAL
                        U.S. GOVERNMENT TRUST FOR INCOME
  SUPPLEMENT DATED FEBRUARY 11, 1997, TO THE PROSPECTUS DATED JANUARY 28, 1997

                          VAN KAMPEN AMERICAN CAPITAL
                               GLOBAL EQUITY FUND
SUPPLEMENT DATED FEBRUARY 11, 1997, TO THE PROSPECTUS DATED SEPTEMBER 28, 1996,
       AS PREVIOUSLY SUPPLEMENTED ON NOVEMBER 1, 1996 AND JANUARY 2, 1997

                          VAN KAMPEN AMERICAN CAPITAL
                       GLOBAL GOVERNMENT SECURITIES FUND
SUPPLEMENT DATED FEBRUARY 11, 1997, TO THE PROSPECTUS DATED SEPTEMBER 28, 1996,
       AS PREVIOUSLY SUPPLEMENTED ON NOVEMBER 1, 1996 AND JANUARY 2, 1997

                          VAN KAMPEN AMERICAN CAPITAL
                                 EXCHANGE FUND
   SUPPLEMENT DATED FEBRUARY 11, 1997, TO THE PROSPECTUS DATED APRIL 29, 1996

    The Fund's investment adviser, Van Kampen American Capital Asset Management, Inc., is an indirect subsidiary of Morgan Stanley Group Inc. On February 5, 1997, Morgan Stanley Group Inc. and Dean Witter, Discover & Co. announced that they had entered into an Agreement and Plan of Merger to form Morgan Stanley, Dean Witter, Discover & Co. Subject to certain conditions being met, it is currently anticipated that the transaction will close in mid-1997. Thereafter, Van Kampen American Capital Asset Management, Inc. will be an indirect subsidiary of Morgan Stanley, Dean Witter, Discover & Co.

    Dean Witter, Discover & Co. is a financial services company with three major businesses: full service brokerage, credit services and asset management of more than $100 billion in customer accounts.